Changes in Accumulated Other Comprehensive Income/(Loss) by Component, Net of Tax (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		¥ 175,036		¥ 119,350	¥ 92,251
Cumulative effect of accounting change*				933
Net current-period other comprehensive income (loss)		(1,490)	$ (215)	286	2,378
Balances		171,706	24,663	175,036	119,350
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		(1,700)		(888)	(2,026)
Other comprehensive income (loss) before reclassification		207		114	732
Amounts reclassified from accumulated other comprehensive income (loss)		(989)		80	71
Net current-period other comprehensive income (loss)		(782)		194	803
Other comprehensive loss (income) attribute to noncontrolling interests and redeemable noncontrolling interests		(102)		(1,006)	335
Balances		(2,584)	(372)	(1,700)	(888)
Unrealized gains on available- for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		1,910		1,818	243
Cumulative effect of accounting change*	[1]			(1,854)
Other comprehensive income (loss) before reclassification		1,981		4,117	2,574
Amounts reclassified from accumulated other comprehensive income (loss)		(2,689)		(2,171)	(999)
Net current-period other comprehensive income (loss)		(708)		92	1,575
Other comprehensive loss (income) attribute to noncontrolling interests and redeemable noncontrolling interests		(1)
Balances		1,201	173	1,910	1,818
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances		210		930	(1,783)
Cumulative effect of accounting change*	[1]			(1,854)
Other comprehensive income (loss) before reclassification		2,188		4,231	3,306
Amounts reclassified from accumulated other comprehensive income (loss)		(3,678)		(2,091)	(928)
Net current-period other comprehensive income (loss)		(1,490)		286	2,378
Other comprehensive loss (income) attribute to noncontrolling interests and redeemable noncontrolling interests		(103)		(1,006)	335
Balances		¥ (1,383)	$ (199)	¥ 210	¥ 930

[1]	Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.